Warrants - Schedule of Fair Value of Warrants (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2018
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	40.00%
Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	2.84%
Expected Life of Warrants [Member]
Fair value assumptions, measurement input, term	3 years